Note 17 - Interest and Finance Costs	12 Months Ended
Dec. 31, 2014
Interest And Finance Costs [Abstract]
Interest And Finance Costs [Text Block]
17.	Interest and Finance Costs:

The amounts in the accompanying consolidated statements of comprehensive (loss)/income are analyzed as follows (expressed in thousands of U.S. Dollars):

Interest and Finance Costs	Year Ended December 31,
	2012	2013	2014
Interest on debt (Note 11)	7,240	4,505	290
Delos termination fee interest (Note 21)	-	139	116
Bank charges	297	964	28
Amortization and write-off of financing fees	1,437	1,835	16
Amortization of debt discount	371	-	-
Total	9,345	7,443	450

Capitalized interest included in the Advances for vessels acquisitions/under construction, in the accompanying consolidated balance sheets for the year ended December 31, 2014 amounted to $208.